Note 3 - Liquidity and Summary of Significant Accounting Principles - Anti-dilutive Securities (Details) - shares	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Anti-dilutive Securities (in shares)	1,225,833			1,265,000
Employee Stock Option [Member] | Predecessor [Member]
Anti-dilutive Securities (in shares)		9,557,258	9,173,119		11,069,166
Warrant [Member]
Anti-dilutive Securities (in shares)	6,180,000			6,180,000
Warrant [Member] | Predecessor [Member]
Anti-dilutive Securities (in shares)		116,034,682	113,629,178		116,034,682
Convertible Debt Securities [Member]
Anti-dilutive Securities (in shares)
Convertible Debt Securities [Member] | Predecessor [Member]
Anti-dilutive Securities (in shares)		73,674,549			73,342,730